Provisions (Details) - Schedule of Changes in Provisions	9 Months Ended
Jun. 30, 2024 CAD ($)
Schedule of Changes in Provisions [Abstract]
Balance, as at September 30, 2023	$ 878,144
Balance, as at June 30, 2024
Revision of estimations	(8,736)
Provisions utilized	$ (869,408)